MDT All Cap Core Fund
MDT Tax Aware/All Cap Core Fund
MDT Large Cap Growth Fund
MDT Mid Cap Growth Fund
MDT Small Cap Core Fund
MDT Small Cap Growth Fund
MDT Small Cap Value Fund
MDT Balanced Growth Fund
MDT Short-Term Bond Fund
Each a series of MDT Funds
March 28, 2006

Supplement to Prospectus and Statement of Additional Information
each dated November 28, 2005

Please note the following change to your MDT Funds Institutional Class Prospectus and Statement of Additional Information:

Effective March 28, 2006, MDT Funds has changed the name of the MDT Balanced Growth Fund (the “Fund”) to the “MDT Balanced Fund.” There will be no change to the investment objectives or principal investment strategies of the Fund in connection with this name change. Your Fund operations will not be affected in any way.

Please note the following changes to your Institutional Class Prospectus for the MDT Funds:

The following language has been added to the “General Transaction Policies” section of the Prospectus:

The Adviser and its affiliates may from time to time make payments or provide other compensation to selected participating brokers and other financial intermediaries as compensation for the sale or servicing of Class A, Class C and Institutional Class shares of the Funds including, without limitation, providing the Funds with “shelf space” or a higher profile for the financial intermediaries’ financial consultants and their customers, placing the Funds on the financial intermediaries’ preferred or recommended fund list, granting the Adviser access to the financial intermediaries’ financial consultants, providing assistance in training and educating the financial intermediaries’ personnel, and furnishing marketing support and other specified services. These payments may be significant to the financial intermediaries and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial intermediaries at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial intermediaries. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other series of the Trust, and/or a particular class of shares, during a specified period of time. The Adviser may also make payments to one or more participating financial intermediaries based upon factors such as the amount of assets a financial intermediary’s clients have invested in the Funds and the quality of the financial intermediary’s relationship with the Adviser.

The additional payments described above are made from the Adviser’s (or its affiliates’) own assets pursuant to agreements with financial intermediaries and do not change the price paid by investors for the purchase of a Fund’s shares or the amount a Fund will receive as proceeds from such sales.

The Adviser also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising. In addition, the Adviser pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other mutual funds whose affiliates make similar compensation available, over sales of shares of mutual funds (or non-mutual fund investments) not making such payments. In addition, depending on the arrangements in place at any particular time, a financial intermediary and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

The following language has been added to the “Buying Shares” section of the Prospectus, with respect to investment minimums:

Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and “wrap account” or “managed fund” programs established with broker-dealers or financial intermediaries that maintain an omnibus or pooled account for a fund generally may purchase Class I shares, subject to investment minimums applicable to such programs.

The following language has been added to the “Buying Shares” section of the Prospectus, under the subheading “Receipt of Orders”:

Investors may be charged a fee for transactions effected through broker or agent. For more information about your financial institution’s rules and procedures and whether your financial institution has been authorized by the Fund to receive purchase and redemption orders on its behalf, you should contact your financial institution directly.”

The Funds’ Prospectus is available by calling 1-866-784-6867 or via the Internet at www.mdtfunds.com.

Please keep this Supplement dated March 28, 2006 with your Prospectus.

MDT All Cap Core Fund
MDT Tax Aware/All Cap Core Fund
MDT Large Cap Growth Fund
MDT Mid Cap Growth Fund
MDT Small Cap Core Fund
MDT Small Cap Growth Fund
MDT Small Cap Value Fund
MDT Balanced Growth Fund
MDT Short-Term Bond Fund
Each a series of MDT Funds
March 28, 2006

Supplement to Prospectus and Statement of Additional Information
each dated November 28, 2005

Please note the following change to your MDT Funds Class A and C Prospectus and Statement of Additional Information:

Effective March 28, 2006, MDT Funds has changed the name of the MDT Balanced Growth Fund (the “Fund”) to the “MDT Balanced Fund.” There will be no change to the investment objectives or principal investment strategies of the Fund in connection with this name change. Your Fund operations will not be affected in any way.

Please note the following changes to your Class A and C Shares Prospectus for the MDT Funds:

The following language has been added to the “General Transaction Policies” section of the Prospectus:

The Adviser and its affiliates may from time to time make payments or provide other compensation to selected participating brokers and other financial intermediaries as compensation for the sale or servicing of Class A, Class C and Institutional Class shares of the Funds including, without limitation, providing the Funds with “shelf space” or a higher profile for the financial intermediaries’ financial consultants and their customers, placing the Funds on the financial intermediaries’ preferred or recommended fund list, granting the Adviser access to the financial intermediaries’ financial consultants, providing assistance in training and educating the financial intermediaries’ personnel, and furnishing marketing support and other specified services. These payments may be significant to the financial intermediaries and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial intermediaries at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial intermediaries. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other series of the Trust, and/or a particular class of shares, during a specified period of time. The Adviser may also make payments to one or more participating financial intermediaries based upon factors such as the amount of assets a financial intermediary’s clients have invested in the Funds and the quality of the financial intermediary’s relationship with the Adviser.

The additional payments described above are made from the Adviser’s (or its affiliates’) own assets pursuant to agreements with financial intermediaries and do not change the price paid by investors for the purchase of a Fund’s shares or the amount a Fund will receive as proceeds from such sales.

The Adviser also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising. In addition, the Adviser pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other mutual funds whose affiliates make similar compensation available, over sales of shares of mutual funds (or non-mutual fund investments) not making such payments. In addition, depending on the arrangements in place at any particular time, a financial intermediary and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

The following language has been added to the “Choosing a Share Class” section of the Prospectus, under the sub-heading “Sales Charge Reductions and Waivers”:

To receive a reduction in your Class A initial sales charge, you must let your financial adviser or shareholder services know at the time you purchase shares that you qualify for such a reduction. You may be asked by your financial adviser or shareholder services to provide account statements or other information regarding related accounts of you or your immediate family in order to verify your eligibility for a reduced sales charge.

The following language has been added to the “Buying Shares” section of the Prospectus, under the sub-heading “Receipt of Orders”:

Investors may be charged a fee for transactions effected through broker or agent. For more information about your financial institution’s rules and procedures and whether your financial institution has been authorized by the Fund to receive purchase and redemption orders on its behalf, you should contact your financial institution directly.”

The Funds’ Prospectus is available by calling 1-866-784-6867 or via the Internet at www.mdtfunds.com.

Please keep this Supplement dated March 28, 2006 with your Prospectus.